SHARE-BASED PAYMENT	6 Months Ended
Jun. 30, 2025
SHARE-BASED PAYMENT
SHARE-BASED COMPENSATION

NOTE 5: — SHARE-BASED PAYMENT

In May 2022 the Company established the Freightos 2022 Long-Term Incentive Plan.

The fair value of share options, granted in the periods of the six months ended June 30, 2025 and 2024, was estimated using the Black- Scholes option pricing model with the following assumptions:

	For the period of
	six months ended
	June 30,
	2025	2024
	(unaudited)	(unaudited)
Weighted average expected term (years)	5.40-5.84	5.44-6.11
Interest rate	4.15%	4.24%
Volatility	51.77%-52.68%	47.29%-48.21%
Dividend yield	0%	0%

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.

NOTE 5: — SHARE-BASED PAYMENT (Cont.)

The share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss as follows:

	For the period of
	six months ended
	June 30,
	2025	2024
	(unaudited)	(unaudited)
Cost of revenue	$180	$190
Research and development	411	318
Selling and marketing	461	403
General and administrative	456	683
	$1,508	$1,594

The changes in number of outstanding options to purchase Ordinary shares during the six-month periods ended June 30, 2025 and 2024 were as follows:

	For the period of six months
	ended June 30,
	2025 (unaudited)		2024 (unaudited)
		Weighted		Weighted
	Number	average	Number	average
	of options	exercise price	of options	exercise price
		$		$
Options at beginning of the period	4,197,242	3.35	4,908,983	3.25
Granted	11,420	0.01	18,100	0.01
Exercised	(487,808)	1.08	(271,036)	0.91
Forfeited	(170,703)	4.13	(205,828)	3.67
Options outstanding at end of the period	3,550,151	3.62	4,450,219	3.36
Options exercisable at end of the period	2,854,560	3.59	3,182,050	2.83

Based on the above inputs, the weighted average fair value of the options granted in the six - month periods ended June 30, 2025 and 2024, was determined to be $2.77 and $2.85 per option, respectively.

The weighted average remaining contractual life for the share options outstanding as of June 30, 2025 and December 31, 2024 was 5.91 years 5.97 years respectively.

The range of exercise prices for share options outstanding as of each of June 30, 2025 and December 31, 2024 was $0.01 — $8.44.

NOTE 5: — SHARE-BASED PAYMENT (Cont.)

The changes in number of outstanding restricted share units during the six-month periods ended June 30, 2025 and 2024 were as follows:

	For the period of six months
	ended June 30
	2025 (unaudited)		2024 (unaudited)
		Weighted-		Weighted-
	Number	average fair	Number	average fair
	of Units	value	of Units	value
		$		$
Units at beginning of the period	2,521,360	2.01	919,750	2.76
Granted	1,099,650	2.10	382,988	2.86
Vested	(380,404)	2.54	(41,775)	2.36
Cancelled	(314,242)	2.11	(102,013)	2.74
Units outstanding at end of year	2,926,364	1.96	1,158,950	2.80

During the six-month periods ended June 30, 2025 and 2024, the Company granted equity incentives to key management personnel of the Group (see Note 9) representing aggregate amounts of 832,500 and 322,688 Ordinary shares underlying such grants, respectively. As part of these grants, during the six-month period ended June 30, 2025, the Company granted to one of the key management personnel 180,000 restricted share units, scheduled to vest on March 1, 2028. The number of restricted share units that will vest from this grant is dependent upon the average closing price of the Ordinary shares during the six-month period ending on December 31, 2027. One-third of such restricted share units will vest if the average closing price of the Ordinary shares is between $7.01 and $10.00 per share, two-thirds will vest if the average closing price of the Ordinary shares is between $10.01 and $12.00 per share, and all of them will vest if the average closing price of the Ordinary shares exceeds $12.00 per share. The fair value of these restricted share units on grant date was estimated as $129 by using a Monte Carlo simulation model.

As of June 30, 2025 and 2024 there was $2,871 and $1,235, respectively, of total unrecognized compensation cost related to unvested restricted share units which is expected to be recognized over a weighted-average period of 2.19 and 2.51 years respectively.